CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
REVENUE					$ 145,236,749			$ 168,156,906
Operating expenses:
Cost of revenue					(70,658,025)			(71,374,290)
Research and development expenses					(4,788,467)			(5,485,627)
Selling and marketing expenses					(57,685,521)			(85,331,774)
General and administrative expenses					(3,756,679)			(2,814,455)
Loss from operations					8,348,057			3,150,760
Other income:
Share of net loss from equity investees					(4,594)			(23,982)
Interest income					357,623			212,891
Other income, net					19,982			675,749
Total other income					373,011			864,658
Income before income taxes					8,721,068			4,015,418
Income tax expense					(130,307)			78,743
Net income					8,590,761			4,094,161
Less: net income attributable to non-controlling interests					342,339			304,348
NET INCOME ATTRIBUTABLE TO GAMEHAUS’ SHAREHOLDERS					8,248,422			3,789,813
OTHER COMPREHENSIVE INCOME
Net income					8,590,761			4,094,161
Foreign currency translation adjustment, net of tax					(106,429)			(1,954,899)
TOTAL COMPREHENSIVE INCOME					8,484,332			2,139,262
Less: total comprehensive income attributable to non-controlling interests					342,613			306,145
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO GAMEHAUS’ SHAREHOLDERS					$ 8,141,719			$ 1,833,117
Net income attributable to Gamehaus’ shareholders per share
Basic net income per share					$ 0.05			$ 0.03
Diluted net income per share					$ 0.05			$ 0.03
Basic and diluted weighted average shares outstanding
Basic weighted average shares outstanding					150,146,187			150,146,187
Diluted weighted average shares outstanding					150,146,187			150,146,187
Golden Star Acquisition Corporation [Member]
Operating expenses:
Formation and operational costs	$ 207,994	$ 458,376	$ 996,737	$ 634,097		$ 857,737			$ 5,700
Loss from operations	(207,994)	(458,376)	(996,737)	(634,097)		(857,737)			(5,700)
Other income:
Interest and dividends earned in trust account	456,069	909,355	2,195,300	1,414,065		2,357,323
Total other income	456,069	909,355	2,195,300	1,414,065		2,357,323
Income before income taxes	248,075	450,979	1,198,563	779,968		1,499,586			(5,700)
Income tax expense
Net income	248,075	450,979	1,198,563	779,968		1,499,586			(5,700)
OTHER COMPREHENSIVE INCOME
Net income	248,075	450,979	1,198,563	779,968		$ 1,499,586			$ (5,700)
Golden Star Acquisition Corporation [Member] | Redeemable [Member]
Other income:
Net income	405,348	555,258	1,760,433	6,608,384
NET INCOME ATTRIBUTABLE TO GAMEHAUS’ SHAREHOLDERS	(200,721)	(354,097)	(1,363,071)	(11,597,767)
OTHER COMPREHENSIVE INCOME
Net income	$ 405,348	$ 555,258	$ 1,760,433	$ 6,608,384
Net income attributable to Gamehaus’ shareholders per share
Basic net income per share	$ 0.16	$ 0.08	$ 0.36	$ 1.75		$ 1.48
Diluted net income per share	$ 0.16	$ 0.08	$ 0.36	$ 1.75		$ 1.48
Basic and diluted weighted average shares outstanding
Basic weighted average shares outstanding	2,593,370	6,900,000	4,929,545	3,765,934		4,555,890
Diluted weighted average shares outstanding	2,593,370	6,900,000	4,929,545	3,765,934		4,555,890
Golden Star Acquisition Corporation [Member] | Nonredeemable [Member]
Other income:
Net income	$ (157,273)	$ (104,279)	$ (561,870)	$ (5,828,416)
NET INCOME ATTRIBUTABLE TO GAMEHAUS’ SHAREHOLDERS	(157,273)	(104,279)	(561,870)	(5,828,416)
OTHER COMPREHENSIVE INCOME
Net income	$ (157,273)	$ (104,279)	$ (561,870)	$ (5,828,416)
Net income attributable to Gamehaus’ shareholders per share
Basic net income per share	$ (0.08)	$ (0.05)	$ (0.28)	$ (3.08)		$ (2.72)			$ (0.00)
Diluted net income per share	$ (0.08)	$ (0.05)	$ (0.28)	$ (3.08)		$ (2.72)			$ (0.00)
Basic and diluted weighted average shares outstanding
Basic weighted average shares outstanding	2,032,000	2,032,000	2,032,000	1,892,557		1,927,704	[1]		1,725,000	[1]
Diluted weighted average shares outstanding	2,032,000	2,032,000	2,032,000	1,892,557		1,927,704	[1]		1,725,000	[1]

[1]	On December 14, 2022, the Sponsor surrendered 1,150,000 shares for no consideration. All share amounts and related information have been retroactively restated to reflect the share surrender.